Income Taxes (Tables)	6 Months Ended
Jun. 30, 2025
Income Taxes [Abstract]
Schedule of Income (Loss) Before Income Taxes

The Company’s (loss) income before income taxes includes the following for the six months ended June 30.

	2025	2024
	(Unaudited)	(Unaudited)
Non-PRC operations	$(445,352)	$(328,168)
PRC operations	(571,639)	620,407
Total (loss) income before income taxes	$(1,016,991)	$292,239

Schedule of Income Tax Expense

Income tax expense was comprised of the following for the six months ended June 30.

	2025	2024
	(Unaudited)	(Unaudited)
Current tax expense	$-	$799
Deferred tax (benefit) expense	(100,882)	169,778
Total income tax (benefit) expense	$(100,882)	$170,577

Schedule of Deferred Tax Assets and Liabilities	The cumulative tax effect at the expected rate of 25% of significant items comprising the net deferred tax amount is at June 30, 2025 and December 31, 2024 as follows.
	June 30, 2025	December 31, 2024
	(Unaudited)
Deferred tax assets
Net operating loss	$88,939	$87,285
Deferred revenue	10,136	13,496
Unbilled cost	450,345	441,973
Unbilled interest expenses	37,376	36,682
Depreciation	7,421	5,586
Software amortization	254,343	224,254
Allowance for doubtful accounts	230,741	106,569
Inventories obsolescence	(5,507)	(6,408)
Unrealized losses on trading securities	1,745	1,712
Accrued Bonus	44,510	43,682
Other	51,787	46,771
Total deferred tax assets	1,171,836	1,001,602
Valuation allowance	(15,159)	(14,878)
Total deferred tax assets, net	1,156,677	986,724
Deferred tax liabilities
Unbilled revenue	(2,226,908)	(2,188,848)
Unbilled interest income	(365,574)	(318,899)
Deferred government subsidiary income	(41,286)	(40,519)
Unrealized gain on short-term investment	(37,976)	(25,575)
Other	(11,994)	(11,792)
Total deferred tax liabilities	(2,683,738)	(2,585,633)
Net deferred tax liabilities, net	$(1,527,061)	(1,598,909)

Schedule of a Reconciliation of Income Tax Expense

Following is a reconciliation of income tax expense at the effective rate to income tax at the calculated statutory rates for the six months ended June 30.

	2025	2024
	(Unaudited)	(Unaudited)
PRC statutory tax rate	25.0%	25.0%
Effect of different tax rates in different jurisdictions	(10.9)%	28.1%
Permanent difference	(0.1)%	4.3%
Exemption rendered by local authorities	(4.1)%	1.0%
Effective tax rate	9.9%	58.4%